Schedule III - Disclosure of Supplementary Insurance Information (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of supplementary insurance information [line items]
Investment income	[1]	€ 6,217	€ 5,995	€ 5,490
Insurance liability - CSM		9,192	8,300	8,937
Insurance liability - BEL		198,050	187,322	184,255
Insurance liability - RA		3,408	3,379	3,545
Insurance liability - PAA contracts		41	39	439
Insurance revenue		9,841	10,386	11,251
Insurance service expenses		9,790	10,226	11,097
Other operating expenses		2,961	2,961	2,712
Americas [member]
Disclosure of supplementary insurance information [line items]
Investment income	[1]	3,480	3,461	3,365
Insurance liability - CSM		7,298	6,494	7,038
Insurance liability - BEL		132,762	126,762	127,245
Insurance liability - RA		2,937	2,860	2,912
Insurance revenue		9,102	9,468	10,174
Insurance service expenses		9,298	9,578	10,324
Other operating expenses		2,044	2,148	1,916
United Kingdom [member]
Disclosure of supplementary insurance information [line items]
Investment income	[1]	2,589	2,362	1,940
Insurance liability - CSM		1,698	1,595	1,657
Insurance liability - BEL		64,597	59,898	56,453
Insurance liability - RA		376	429	566
Insurance revenue		543	663	701
Insurance service expenses		302	406	443
Other operating expenses		434	353	287
International [Member]
Disclosure of supplementary insurance information [line items]
Investment income	[1]	68	86	187
Insurance liability - CSM		237	247	421
Insurance liability - BEL		5,803	6,177	6,586
Insurance liability - RA		162	165	124
Insurance liability - PAA contracts		41	39	439
Insurance revenue		240	305	408
Insurance service expenses		257	275	350
Other operating expenses		91	93	103
Asset management [member]
Disclosure of supplementary insurance information [line items]
Investment income	[1]	15	2
Insurance liability - RA		0
Other operating expenses		459	440	437
Holding and other activities [member]
Disclosure of supplementary insurance information [line items]
Investment income	[1]	76	90	2
Insurance liability - RA		0
Other operating expenses		85	85	155
Elimination [member]
Disclosure of supplementary insurance information [line items]
Investment income	[1]	(11)	(6)	(5)
Insurance liability - CSM		(40)	(36)	(180)
Insurance liability - BEL		(5,112)	(5,515)	(6,029)
Insurance liability - RA		(67)	(76)	(57)
Insurance revenue		(45)	(51)	(32)
Insurance service expenses		(68)	(33)	(20)
Other operating expenses		€ (153)	€ (158)	€ (187)

[1]	Sum of Interest revenue on financial instruments calculated using the effective interest method, Interest revenue on financial instruments measured at FVPL and Other investment income.